Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Options and Stock Appreciation Rights
The following table presents information about stock appreciation rights activity during the years indicated. For the year ended December 31, 2018, no stock appreciation rights were exercised. The total intrinsic value of stock appreciation rights exercised during the years ended December 31, 2017 and 2016 was $5 million and $1 million, respectively. As of December 31, 2018, there was no unrecognized compensation cost related to stock appreciation rights.

	Shares (In thousands)	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (In years)	Total Intrinsic Value (In millions)
Stock Appreciation Rights:
Outstanding as of December 31, 2016	955	$77.52
Exercised	(595)	81.71
Forfeited or expired	(360)	70.59
Outstanding as of December 31, 2017	0	$—	0	$—

Schedule of Deferred Stock Awards

	Shares (In thousands)	Weighted-Average Grant Date Fair Value
Deferred Stock Awards:
Outstanding as of December 31, 2016	7,814	$60.01
Granted	2,977	76.38
Vested	(3,686)	62.88
Forfeited	(257)	63.56
Outstanding as of December 31, 2017	6,848	65.44
Granted	2,500	101.25
Vested	(3,235)	70.98
Forfeited	(138)	80.6
Outstanding as of December 31, 2018	5,975	$77.07

Schedule of Performance Awards

	Shares (In thousands)	Weighted-Average Grant Date Fair Value
Performance Awards:
Outstanding as of December 31, 2016	1,247	$60.37
Granted	534	76.27
Forfeited	0	—
Paid out	(233)	58.91
Outstanding as of December 31, 2017	1,548	66.09
Granted	1,067	74.68
Forfeited	(1)	101.26
Paid out	(457)	70.58
Outstanding as of December 31, 2018	2,157	$69.36